Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 38,772	$ 4,827
Short term deposits	5,166	5,233
Marketable equity securities	42	23
Other current receivables	401	613
Total current assets	44,381	10,696
Non-current assets
Operating lease right-of-use asset	1,104	1,278
Investment in equity securities	4,011
Investment in affiliated company		6,729
Fixed assets, net	427	631
Total non-current assets	5,542	8,638
TOTAL ASSETS	49,923	19,334
Current liabilities
Trade payables	391	498
Operating lease liability	427	411
Other current payables	1,207	1,130
Total current liabilities	2,025	2,039
Operating lease liability non-current	853	1,007
TOTAL LIABILITIES	2,878	3,046
Shareholders’ equity
Ordinary shares, no par value; Authorized 1,000,000,000 shares; Issued and outstanding: 312,760,305 and 154,649,602 shares as of December 31, 2020 and December 31, 2019, respectively
Additional paid in capital	111,739	65,681
Accumulated deficit	(64,768)	(49,393)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	46,971	16,288
Non-controlling interest	74
Total equity	47,045	16,288
TOTAL LIABILITIES AND EQUITY	$ 49,923	$ 19,334